Share-Based Compensation - Summary of Company's Share-Based Compensation Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	3,650
Granted (in shares)	395
Exercised (in shares)	(922)
Forfeited (in shares)	(98)
Ending balance (in shares)	3,025	3,650
Exercisable at end of year (in shares)	2,190
Shares available for future grants (in shares)	7,834
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance, weighted average exercise price (in dollars per share)	$ 85
Granted, weighted average exercise price (in dollars per share)	0
Exercised, weighed average exercise price (in dollars per share)	76
Forfeited, weighted average exercise price (in dollars per share)	92
Ending balance, weighted average exercise price (in dollars per share)	88	$ 85
Exercisable at end of year, weighted average exercise price (in dollars per share)	87
Exercise price range, lower range limit (in dollars per share)	85	85	$ 85
Exercise price range, upper range limit (in dollars per share)	105	$ 105	$ 105
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercise price range, lower range limit (in dollars per share)	43
Exercise price range, upper range limit (in dollars per share)	$ 100
Outstanding options, weighted average remaining contractual term	5 years